Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021 Agreement	Dec. 31, 2020	Dec. 31, 2020 Agreement
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		20.5835
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	20.5835	20.5835	20.5835	19.9487	19.9487
Euro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	23.4086	23.4086	23.4086	24.4052	24.4052